Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Bonus expense	$ 856	$ 747	$ 940
Vesting percentage	33.00%
Number of options granted	0	0	0
Vesting period	3 years
The total expense recognized for the period arising from share-based payment transactions	$ 276	$ 190	$ 188
Share based payments	$ 303	$ 192
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Number of options granted	2,296,662,000,000